Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protec
tion
Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company’s aligns exec
u
tive compensation with the Company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for PEO (USD)	Compensation Actually Paid to PEO (USD)	Average Summary Compensation Table Total for Non-PEO NEOs (USD)	Average Compensation Actually Paid to Non-PEO NEOs (USD)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (USD)	Adjusted EBITDA (non-GAAP) (USD)
					Total Shareholder Return (TSR)	Per Group Total Shareholder Return
	(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)

2022	$2,644,976	$3,282,698	$1,217,777	$1,575,275	$130	$146	$139,029,000	$489,555,000

2021	$2,674,229	$3,744,595	$1,236,997	$1,781,183	$272	$244	$42,482,000	$241,536,000

2020	$2,433,677	$642,322	$1,167,588	$295,008	$77	$155	($778,967,000)	$96,482,000

1	The dollar amounts reported are the amounts of total compensation reported in our Summary Compensation Table.

2
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the
applicable year
. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Summary Compensation Table Total for PEO (USD)	Reported Value of Equity Awards	Equity Award Adjustments	Compensation Actually Paid to PEO
		(a)	(b)

2022	$2,644,976	($1,645,764)	$2,283,486	$3,282,698

2021	$2,674,229	($1,670,297)	$2,740,663	$3,744,595

2020	$2,433,677	($1,568,210)	($223,145)	$642,322

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards of Equity Awards granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments

2022	$1,164,234	$616,253	$0	$502,999	$0	$0	$2,283,486

2021	$1,564,183	$827,394	$0	$349,086	$0	$0	$2,740,663

2020	$785,170	($587,520)	$0	($420,795)	$0	$0	($223,145)

PAY VERSUS PERFORMANCE DISCLOSURE

3
The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in the three years are as follows: Ryan Ellson, Executive Vice President and Chief Financial Officer; Jim Evans, VP Corporate Services; Rodger Trimble, VP Investor Relations; Lawrence West, VP Exploration.

4
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Summary Compensation Table Total for non-PEO NEOs (USD)	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Compensation Actually Paid to PEO
			(a)

2022	$1,217,777	($726,879)	$1,084,377	$1,575,275

2021	$1,236,997	($737,715)	$1,281,901	$1,781,183

2020	$1,167,588	($692,627)	($179,953)	$295,008

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards of Equity Awards granted in the Year and Unvested at Year End	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Averagae Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments

2022	$514,203	$276,632	$0	$293,542	$0	$0	$1,084,377

2021	$690,847	$363,786	$0	$227,268	$0	$0	$1,281,901

2020	$352,382	($275,194)	$0	($257,141)	$0	$0	($179,953)

5
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

6
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P O&G E&P Select Index Total Return.

7	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

8
EBITDA
is a key indicator of a business’s performance, profitability, value and ability to add debt. It’s a picture of the core profit of a company and provides a picture of its available cash flow. Adjusted EBITDA, as presented, is defined as EBITDA adjusted for asset impairment, goodwill impairment, non-cash lease expense, lease payments, unrealized foreign exchange gains or losses, unrealized derivative instruments gains or losses, other financial instruments gains or losses, other non-cash gains or losses, and stock-based compensation expense. Management uses this supplemental measure to analyze performance and income generated by our principal business activities prior to the consideration of how non-cash items affect that income and believes that this financial measure is a useful supplemental information for investors to analyze our performance and our financial results. A reconciliation from net income or loss to EBITDA and adjusted EBITDA is available in the Company’s Annual Report.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in the three years are as follows: Ryan Ellson, Executive Vice President and Chief Financial Officer; Jim Evans, VP Corporate Services; Rodger Trimble, VP Investor Relations; Lawrence West, VP Exploration.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P O&G E&P Select Index Total Return.
PEO Total Compensation Amount	$ 2,644,976	$ 2,674,229	$ 2,433,677
PEO Actually Paid Compensation Amount	$ 3,282,698	3,744,595	642,322
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the
applicable year
. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Summary Compensation Table Total for PEO (USD)	Reported Value of Equity Awards	Equity Award Adjustments	Compensation Actually Paid to PEO
		(a)	(b)

2022	$2,644,976	($1,645,764)	$2,283,486	$3,282,698

2021	$2,674,229	($1,670,297)	$2,740,663	$3,744,595

2020	$2,433,677	($1,568,210)	($223,145)	$642,322

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards of Equity Awards granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments

2022	$1,164,234	$616,253	$0	$502,999	$0	$0	$2,283,486

2021	$1,564,183	$827,394	$0	$349,086	$0	$0	$2,740,663

2020	$785,170	($587,520)	$0	($420,795)	$0	$0	($223,145)

Non-PEO NEO Average Total Compensation Amount	$ 1,217,777	1,236,997	1,167,588
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,575,275	1,781,183	295,008
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Summary Compensation Table Total for non-PEO NEOs (USD)	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Compensation Actually Paid to PEO
			(a)

2022	$1,217,777	($726,879)	$1,084,377	$1,575,275

2021	$1,236,997	($737,715)	$1,281,901	$1,781,183

2020	$1,167,588	($692,627)	($179,953)	$295,008

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards of Equity Awards granted in the Year and Unvested at Year End	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Averagae Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments

2022	$514,203	$276,632	$0	$293,542	$0	$0	$1,084,377

2021	$690,847	$363,786	$0	$227,268	$0	$0	$1,281,901

2020	$352,382	($275,194)	$0	($257,141)	$0	$0	($179,953)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and Adjusted EBITDA (non-GAAP)
Tabular List [Table Text Block]
As described in greater detail in “Executive Compensation—Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance
philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	1P Reserve Replacement

•	Lifting Costs

•	Funds Flow

Total Shareholder Return Amount	$ 130	272	77
Peer Group Total Shareholder Return Amount	146	244	155
Net Income (Loss)	$ 139,029,000	$ 42,482,000	$ (778,967,000)
Company Selected Measure Amount	489,555,000	241,536,000	96,482,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	1P Reserve Replacement
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Lifting Costs
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Funds Flow
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,645,764)	$ (1,670,297)	$ (1,568,210)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,283,486	2,740,663	(223,145)
PEO [Member] | Year End Fair Value of Equity Awards of Equity Awards granted in the Year and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,164,234	1,564,183	785,170
PEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	616,253	827,394	(587,520)
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	502,999	349,086	(420,795)
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(726,879)	(737,715)	(692,627)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,084,377	1,281,901	(179,953)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards of Equity Awards granted in the Year and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	514,203	690,847	352,382
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	276,632	363,786	(275,194)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	293,542	227,268	(257,141)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0